Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Cost of capital	6.121%
Due from related parties non current fair value - determined through level 3 inputs	$ 945
Due from related party	$ 1,350	$ 1,350